Consolidated Statements of Cash Flows $ in Thousands, ₨ in Millions	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before taxation	$ 21,003	$ 4,765	$ 10,085
Adjustments to reconcile income before taxation to net cash provided by operating activities:
Depreciation and amortization	34,179	28,197	24,472
Amortization of warrant asset	250	517	705
Foreign currency translation loss / (gain)	(40)	198	(195)
Fair value measurement of share warrants	(2,310)	9,732	3,138
Share-based payments	1,851	4,521	359
Allowance of expected credit losses	(761)	291	224
Share of profit from investment in joint venture	(1,151)	(577)	(534)
Gain on disposal of fixed assets			(10)
Gain on lease terminations	(150)	(923)
Provision for defined benefit scheme	278	228	121
Impairment of intangibles	0	0	777
Finance expenses	8,797	9,034	9,429
(Increase) / decrease in trade and other receivables	(9,223)	(13,327)	9,042
Decrease / (increase) in prepayments and other assets	820	(405)	(1,435)
Increase / (decrease) in trade and other payables and other liabilities	7,588	(1,655)	7,107
Cash inflow from operations	61,131	40,596	63,285
Interest paid	(8,842)	(9,034)	(9,429)
Income taxes paid	(2,160)	(5,665)	(2,137)
Net cash inflow from operating activities	50,129	25,897	51,719
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(24,649)	(19,360)	(4,283)
Purchase of other intangible assets	(1,270)	(1,463)	(982)
Dividend received from joint venture	1,027	650	430
Net cash outflow from investing activities	(24,892)	(20,173)	(4,835)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from line of credit	88,117	116,026	127,567
Repayments of line of credit	(99,227)	(115,189)	(142,118)
Proceeds from borrowings		1,714	1,000
Repayment of borrowings	(6,834)	(11,080)	(8,033)
Repayment of related party loans		(1,614)
Net proceeds from initial public offering		63,107
Payment of listing related cost		(1,074)
Exercise of options	35	28
Proceeds from lease obligations	1,417
Principal payments on lease obligations	(13,379)	(17,489)	(12,162)
Dividend distribution		(4,000)	(121)
Purchase of treasury shares	(3,406)
Net cash (outflow) / inflow from financing activities	(33,277)	30,429	(33,867)
Effects of exchange rate difference on cash and cash equivalents	(971)	(181)	(20)
Net (decrease) / increase in cash and cash equivalents	(9,011)	35,972	12,997
Cash and cash equivalents at beginning of the year	57,842	21,870	8,873
Cash and cash equivalents at end of the year	48,831	57,842	21,870
Non-cash items
New leases	24,072	$ 31,790	$ 24,295
Change in accounts payable related to fixed assets	$ 1,631